Organization and nature of business - Additional information (Details) ¥ in Millions				12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jun. 15, 2020	Sep. 30, 2021 USD ($)	Sep. 27, 2021 USD ($)	Sep. 18, 2021	Sep. 17, 2021	Sep. 07, 2021	May 11, 2021	Apr. 25, 2021	Apr. 07, 2021	Sep. 30, 2020	Dec. 04, 2019	Mar. 22, 2019
Organization And Nature Of Business [Line Items]
Net proceeds from stock issuance				$ 126,010,538
Business acquisition total price					$ 70,000,000
Guoning Zhonghao from Ningbo Guoning Zhonghao Technology Co Ltd and Jianxin Huang [Member]
Organization And Nature Of Business [Line Items]
Business acquisition total price					$ 5,000
Forest Food | IPO
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Net proceeds from initial public offering	$ 2,800,000	¥ 18.2
Nongyuan Network
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)			100.00%	0.00%
Revenue from China
Organization And Nature Of Business [Line Items]
Percentage of product sold				99.90%
International
Organization And Nature Of Business [Line Items]
% of Ownership	100.00%	100.00%		100.00%
Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary	3.85%	3.85%		3.85%								3.85%
Farmmi Medical Health
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary					100.00%
Nongyuan Network Technology Co., Ltd. | Xinyang Wang
Organization And Nature Of Business [Line Items]
% of Ownership													100.00%
Nongyuan Network Technology Co., Ltd. | Xinyang Wang | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership													100.00%
Nongyuan Network Technology Co., Ltd. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary	22.80%	22.80%		22.80%										98.00%
Nongyuan Network Technology Co., Ltd. | Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary								95.00%
Farmmi Agricultural | Farmmi Technology
Organization And Nature Of Business [Line Items]
Percentage of ownership interest	68.30%	68.30%		68.30%
Farmmi Agricultural | Farmmi Enterprise
Organization And Nature Of Business [Line Items]
Percentage of ownership interest	31.70%	31.70%		31.70%
Farmmi Agricultural | Forest Food
Organization And Nature Of Business [Line Items]
% of Ownership	96.15%	96.15%		96.15%
Farmmi Agricultural | FLS Mushroom
Organization And Nature Of Business [Line Items]
% of Ownership	100.00%	100.00%		100.00%
Farmmi Agricultural | Revenue from China
Organization And Nature Of Business [Line Items]
% of Ownership	100.00%	100.00%		100.00%
Farmmi Agricultural | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary	77.20%	77.20%		77.20%										2.00%
Farmmi Agricultural | Farmmi Biotech
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary											100.00%
Farmmi International | Farmmi Ecology
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary										100.00%
Farmmi International | Farmmi Health Development
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							100.00%
Farmmi Ecology | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary									100.00%
Farmmi Ecology | Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary								5.00%
Farmmi Ecology | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						30.00%
Yitang Mediservice | Yiting Meditech
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							100.00%
Farmmi Health Development | Farmmi Medical Health
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						100.00%
Farmmi Technology | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						40.00%
Farmmi Enterprise | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						30.00%
Reportable legal entity | FAMI
Organization And Nature Of Business [Line Items]
Net proceeds from stock issuance				$ 126,029,588